Share-based compensation - Dividend equivalent rights - Cost related to non-vested awards expected (Details) - Dividend equivalent rights	Jun. 30, 2021 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2020	$ 93,632
Total	$ 93,632